Interest expense	12 Months Ended
Dec. 31, 2018
Interest expense.
Interest expense

Note 10 Interest expense

	2018	2017	2016
Interest, financial institutions and similar liabilities	(275)	(272)	(295)
Interest, other interest-bearing liabilities	(39)	(31)	(33)
Interest, penalty interest	(13)	(11)	(5)
Total interest costs	(327)	(314)	(333)

All interest costs are for financial instruments not valued at fair value through the income statement, except for interest costs related to derivatives amounting to SEK (68) (2017: (104) and 2016: (99)) million.